Deferred Income Taxes	12 Months Ended
Dec. 31, 2021
Deferred Income Taxes
Deferred Income Taxes
16.	Deferred Income Taxes

(a)	A reconciliation of income tax provision computed at Canadian statutory rates to the reported income tax provision is provided as follows:

	2021	2020

Net loss for the year	$(1,832)	$(1,708)
Canadian statutory tax rate	27.00%	27.00%

Income tax benefit computed at statutory rates	(495)	(461)
Differences between Canadian and foreign tax rates	2	-
Temporary differences	(333)	539
Items not taxable/deductible for income tax purposes	208	46
Tax losses and tax offsets not recognized	(282)	96
Under (over) provided in prior years	900	(220)

Income tax recovery	$-	$-

Effective January 1, 2018, the Canadian federal corporate tax rate is 15% and the British Columbia provincial tax rate is 12% for a total Canadian statutory tax rate of 27%.

(b)	The tax effected items that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2021 and 2020 are presented below:

	December 31,
	2021	2020

Deferred tax assets:
Non-capital losses carried forward	$719	$1,003

Deferred tax liabilities:
Book value of marketable securities	-	(205)
Book value over tax value of mineral properties	(719)	(798)

Net deferred tax assets	$-	$-
(c)

The Company recognizes tax benefits on losses or other deductible amounts where the probable criteria for the recognition of deferred tax assets have been met. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	December 31,
	2021	2020

Non-capital losses	$7,803	$9,118
Marketable securities	115	-
Share issue costs	548	255
Unrealized foreign exchange	163	203
Tax value over book value of mineral properties	4,480	7,736
Tax value over book value of equipment	1,409	1,351
Unrecognized deductible temporary differences	$14,518	$18,663

As at December 31, 2021, the Company’s unrecognized unused non-capital losses have the following expiry dates:

2026	$57
2027	242
2028	-
2029	-
2030	490
2031	837
2032	897
2033	293
2034	875
2035	1,090
2036	-
2037	2,074
2038	858
2039	843
2040	854
2041	886
No date of expiry	929
$11,225